UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

A copy of the Schedule of Investments for the period ended 3/31/2014 is included with this Form.

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (1.5%)

	ASSET BACKED SECURIT (1.5%)
$300,000	Ford Credit Auto Lease Trust, Series 2013-B, Class A2B, 0.43%, 1/15/16 (1)	$300,150
350,000	Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 4/15/18	350,319
245,000	Ford Credit Floorplan Master Owner Trust A, Series 2013-1, Class A1, 0.85%, 1/15/18	245,566
350,000	Honda Auto Receivables Owner Trust, Series 2013-4, Class A3, 0.69%, 9/18/17	350,440
		1,246,475

	TOTAL ASSET-BACKED SECURITIES (Cost $1,245,730) (1.5%)	1,246,475
COMMERCIAL MORTGAGE-BACKED SECURITIES (8.2%)
350,000	Banc of America Commercial Mortgage Trust, Series 2006-1, Class A4, 5.37%, 9/10/45 (1)	373,002
300,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.47%, 1/12/45 (1)	331,723
250,000	CD Mortgage Trust, Series 2006-CD2, Class A4, 5.30%, 1/15/46 (1)	266,326
350,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	381,763
300,000	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.80%, 12/10/49 (1)	336,967
400,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	438,215
300,000	GNMA, Series 2010-155, Class B, 2.53%, 6/16/39	306,797
343,709	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	328,482
600,000	GNMA, Series 2013-12, Class B, 2.45%, 11/16/52 (1)	559,196
439,759	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (1)	415,444
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4, 5.84%, 4/15/45 (1)	326,857
268,956	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (1)	300,398
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4, 5.88%, 2/15/51 (1)	278,753
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.16%, 2/15/31	318,625
332,680	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.17%, 12/12/49	361,462
300,000	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.17%, 12/12/49	322,988

Principal Amount		Value
$300,000	ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51 (1)	$330,332
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.69%, 12/15/48	245,454
200,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	199,744
471,111	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	511,564

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,072,692) (8.2%)	6,934,092
CORPORATE BONDS & NOTES (41.5%)
	BASIC MATERIALS (1.6%)
250,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	246,250
300,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	305,953
500,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	540,574
250,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19	271,875
		1,364,652
	COMMUNICATIONS (4.3%)
250,000	America Movil S.A.B. de C.V., Guaranteed Notes, 5.00%, 3/30/20	273,908
500,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33	490,073
350,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	346,339
500,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	533,750
400,000	Motorola Solutions, Inc., Senior Unsecured Notes, 6.00%, 11/15/17	457,218
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24 (2)	258,750
250,000	Rogers Communications, Inc., Senior Unsecured Notes, 5.00%, 3/15/44	251,695
350,000	Verizon Communications, Inc., Senior Unsecured Notes, 1.25%, 11/3/14	351,635
450,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	465,961
200,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 4/1/24	199,509
		3,628,838
	CONSUMER, CYCLICAL (4.8%)
300,000	CVS Caremark Corp., Senior Unsecured Notes, 6.60%, 3/15/19	353,843
500,000	D.R. Horton, Inc., Guaranteed Notes, 6.50%, 4/15/16	545,625
250,000	Delphi Corp., Guaranteed Notes, 6.13%, 5/15/21	278,125

1

March 31, 2014

Principal Amount		Value
$400,000	Dollar General Corp., Guaranteed Notes, 4.13%, 7/15/17	$427,809
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	320,780
275,000	Kia Motors Corp., Senior Unsecured Notes, 3.63%, 6/14/16 (2)	286,183
250,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 4.38%, 9/1/23	258,795
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	99,394
250,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, 6/15/16	280,000
500,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 3.13%, 2/15/23	470,297
300,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.80%, 5/17/16 (3)	301,131
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	244,931
200,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Unsecured Notes, 7.75%, 8/15/20	222,500
		4,089,413
	CONSUMER, NON-CYCLICAL (5.0%)
400,000	Amgen, Inc., Senior Unsecured Notes, 2.50%, 11/15/16	413,352
250,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.63%, 2/1/44	256,498
350,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23	355,340
450,000	Cigna Corp., Senior Unsecured Notes, 2.75%, 11/15/16	468,859
150,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	146,625
150,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	151,038
250,000	Express Scripts Holding Co., Guaranteed Notes, 3.50%, 11/15/16	264,699
250,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	271,695
250,000	Hawk Acquisition Sub, Inc., Secured Notes, 4.25%, 10/15/20 (2)	245,938
300,000	HCA, Inc., Senior Secured Notes, 6.50%, 2/15/20	336,000
250,000	Humana, Inc., Senior Unsecured Notes, 3.15%, 12/1/22	237,839
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	360,332
350,000	Mylan, Inc., Senior Unsecured Notes, 1.35%, 11/29/16	350,636
350,000	Mylan, Inc., Senior Unsecured Notes, 5.40%, 11/29/43	363,320
		4,222,171
	ENERGY (4.0%)
250,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	254,132
350,000	Devon Energy Corp., Senior Unsecured Notes, 1.20%, 12/15/16	349,998
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	495,704

Principal Amount		Value
$250,000	Hess Corp., Senior Unsecured Notes, 5.60%, 2/15/41	$274,538
500,000	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, 2/1/19	499,281
200,000	Petrobras Global Finance B.V., Guaranteed Notes, 3.11%, 3/17/20 (1)	199,800
200,000	Petrobras Global Finance B.V., Guaranteed Notes, 6.25%, 3/17/24	206,052
250,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	264,300
200,000	Rowan Companies, Inc., Guaranteed Notes, 7.88%, 8/1/19	242,922
350,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	368,798
250,000	Tesoro Corp., Guaranteed Notes, 4.25%, 10/1/17	262,500
		3,418,025
	FINANCIAL (15.5%)
250,000	Aircastle, Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	255,938
400,000	Ally Financial, Inc., Guaranteed Notes, 4.63%, 6/26/15	414,500
250,000	American Express Co., Senior Unsecured Notes, 0.83%, 5/22/18 (1)	250,657
500,000	American International Group, Inc. MTN, Senior Unsecured Notes, 5.85%, 1/16/18	571,380
200,000	Bank of America Corp. MTN, Senior Unsecured Notes, 3.30%, 1/11/23	192,818
250,000	Bank of America Corp., Series L, Senior Unsecured Notes, 1.35%, 11/21/16	250,386
250,000	Bank of Montreal MTN, Senior Unsecured Notes, 2.38%, 1/25/19	251,169
250,000	Bank of Nova Scotia, Senior Unsecured Notes, 1.38%, 12/18/17	247,456
500,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	564,116
300,000	Branch Banking & Trust Co., Senior Unsecured Notes, 1.05%, 12/1/16	300,152
250,000	BRE Properties, Inc., REIT, Senior Unsecured Notes, 3.38%, 1/15/23	237,010
350,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	363,125
500,000	Citigroup, Inc., Senior Unsecured Notes, 1.70%, 7/25/16	505,678
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	200,926
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	248,292
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (2)	248,938
250,000	Fifth Third Bank, Senior Unsecured Notes, 1.45%, 2/28/18	245,772
300,000	First Horizon National Corp., Senior Unsecured Notes, 5.38%, 12/15/15	319,172
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.70%, 5/9/16	252,792
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.00%, 8/11/15 (1)	252,198

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, 5/15/16	$253,275
140,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	155,133
350,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.63%, 1/22/23	344,297
350,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 4.00%, 10/15/17	376,133
350,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	348,215
300,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	311,557
250,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, 3/15/17 (2)	252,500
350,000	John Deere Capital Corp., Senior Unsecured Notes, 1.05%, 10/11/16	351,218
500,000	KeyCorp. MTN, Senior Unsecured Notes, 5.10%, 3/24/21	558,099
160,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (2)	174,575
500,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	545,664
300,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	298,186
500,000	PNC Funding Corp., Guaranteed Notes, 5.13%, 2/8/20	562,813
500,000	ProLogis L.P., Guaranteed Notes, 2.75%, 2/15/19	501,971
500,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.00%, 9/24/15	514,910
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21 (3)	277,655
250,000	State Street Corp., Subordinated Notes, 3.10%, 5/15/23	237,648
250,000	Sumitomo Mitsui Trust Bank, Ltd., Guaranteed Notes, 2.95%, 9/14/18 (2) (3)	254,041
300,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	364,647
200,000	XLIT, Ltd., Guaranteed Notes, 5.25%, 12/15/43	211,975
		13,066,987
	INDUSTRIAL (3.8%)
350,000	Alliant Techsystems, Inc., Guaranteed Notes, 6.88%, 9/15/20	380,625
350,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	388,500
350,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	339,992
500,000	Canadian National Railway Co., Senior Unsecured Notes, 5.55%, 3/1/19	575,258
250,000	Harsco Corp., Senior Unsecured Notes, 2.70%, 10/15/15	252,125

Principal Amount		Value
$200,000	Lafarge S.A., Senior Unsecured Notes, 6.20%, 7/9/15 (2)	$211,500
200,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20	231,000
133,000	Owens Corning, Inc., Guaranteed Notes, 6.50%, 12/1/16	146,862
350,000	Rock-Tenn Co., Guaranteed Notes, 4.90%, 3/1/22	374,246
300,000	Textron, Inc., Senior Unsecured Notes, 6.20%, 3/15/15	314,917
		3,215,025
	TECHNOLOGY (1.0%)
100,000	Altera Corp., Senior Unsecured Notes, 1.75%, 5/15/17	100,670
150,000	Altera Corp., Senior Unsecured Notes, 2.50%, 11/15/18	150,248
500,000	Oracle Corp., Senior Unsecured Notes, 5.00%, 7/8/19	564,395
		815,313
	UTILITIES (1.5%)
250,000	Alabama Power Co., Senior Unsecured Notes, 3.85%, 12/1/42	230,160
250,000	Dominion Resources, Inc., Senior Unsecured Notes, 2.25%, 9/1/15	254,969
300,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	327,932
380,000	Florida Power & Light Co., 4.95%, 6/1/35	416,524
		1,229,585

	TOTAL CORPORATE BONDS & NOTES (Cost $34,856,743) (41.5%)	35,050,009
FOREIGN GOVERNMENT OBLIGATIONS (0.8%)
300,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20	333,750
350,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	351,838

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $677,348) (0.8%)	685,588
LONG-TERM MUNICIPAL SECURITIES (1.2%)

	NEW YORK (0.4%)
300,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	298,404

3

March 31, 2014

Principal Amount		Value
	TEXAS (0.8%)
$500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	$449,500
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	260,425
		709,925

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,047,363) (1.2%)	1,008,329
U.S. GOVERNMENT AGENCY OBLIGATIONS (31.5%)

500,000	FHLMC, 2.00%, 8/25/16	516,234
87,789	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	95,337
59,264	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	64,339
59,009	FHLMC Gold PC Pool #A56491, 5.00%, 1/1/37	64,018
750,749	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	779,523
187,262	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	194,364
19,812	FHLMC Gold PC Pool #B12822, 5.00%, 3/1/19	21,023
9,139	FHLMC Gold PC Pool #B17398, 4.50%, 12/1/19	9,686
45,048	FHLMC Gold PC Pool #B18034, 4.50%, 4/1/20	48,074
446,025	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	462,862
105,264	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	105,873
23,408	FHLMC Gold PC Pool #C91413, 3.50%, 12/1/31	24,085
497,198	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	524,287
2,012	FHLMC Gold PC Pool #E92226, 5.00%, 11/1/17	2,133
2,729	FHLMC Gold PC Pool #E92829, 5.00%, 12/1/17	2,893
30,189	FHLMC Gold PC Pool #E93499, 5.00%, 12/1/17	32,003
3,623	FHLMC Gold PC Pool #E98960, 5.00%, 9/1/18	3,842
268,682	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	270,236
43,546	FHLMC Gold PC Pool #G08184, 5.00%, 1/1/37	47,243
5,957	FHLMC Gold PC Pool #G11986, 5.00%, 4/1/21	6,442
8,561	FHLMC Gold PC Pool #G12319, 5.00%, 6/1/21	9,103
466,871	FHLMC Gold PC Pool #G14216, 3.50%, 7/1/21	489,771
51,021	FHLMC Gold PC Pool #G18044, 4.50%, 3/1/20	54,093
7,632	FHLMC Gold PC Pool #J00118, 5.00%, 10/1/20	8,096

Principal Amount		Value
$150,981	FHLMC Gold PC Pool #J00139, 5.00%, 10/1/20	$161,115
41,191	FHLMC Gold PC Pool #J03233, 5.00%, 8/1/21	43,694
399,263	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	426,016
38,414	FHLMC Gold PC Pool #Q01181, 4.50%, 6/1/41	40,987
135,379	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	136,162
216,024	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	217,273
460,863	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	444,937
814,012	FHLMC Gold PC Pool #Q11908, 3.50%, 10/1/42	818,720
475,238	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	458,814
159,133	FHLMC Pool #783022, 2.38%, 2/1/35 (1)	169,761
105,597	FHLMC REMIC Trust Series 2643, Class ME, 3.50%, 3/15/18	107,774
818,772	FHLMC REMIC Trust Series 3632, Class AP, 3.00%, 2/15/40	846,247
500,000	FNMA, 1.10%, 7/11/17	496,134
500,000	FNMA, 1.10%, 3/12/18	487,715
800,000	FNMA, 7.25%, 5/15/30	1,153,318
18,176	FNMA Pool #254383, 7.50%, 6/1/32	21,366
50,163	FNMA Pool #254476, 5.50%, 9/1/32	55,686
44,061	FNMA Pool #254684, 5.00%, 3/1/18	46,860
102,342	FNMA Pool #255496, 5.00%, 11/1/34	111,649
8,483	FNMA Pool #255580, 5.50%, 2/1/35	9,437
4,563	FNMA Pool #258149, 5.50%, 9/1/34	5,030
31,668	FNMA Pool #412682, 6.00%, 3/1/28	35,724
4,936	FNMA Pool #511823, 5.50%, 5/1/16	5,252
190	FNMA Pool #568625, 7.50%, 1/1/31	196
30,483	FNMA Pool #571090, 7.50%, 1/1/31	31,154
1,678	FNMA Pool #573935, 7.50%, 3/1/31	1,795
17,191	FNMA Pool #622373, 5.50%, 12/1/16	18,300
27,784	FNMA Pool #623503, 6.00%, 2/1/17	28,881
125,954	FNMA Pool #626440, 7.50%, 2/1/32	142,701
15,643	FNMA Pool #631328, 5.50%, 2/1/17	16,654
1,955	FNMA Pool #638247, 5.50%, 5/1/17	2,081
1,434	FNMA Pool #643277, 5.50%, 4/1/17	1,527
13,137	FNMA Pool #685183, 5.00%, 3/1/18	13,971
2,044	FNMA Pool #688539, 5.50%, 3/1/33	2,269
23,224	FNMA Pool #703936, 5.00%, 5/1/18	24,707
44,510	FNMA Pool #726889, 5.50%, 7/1/33	49,418
105,162	FNMA Pool #735224, 5.50%, 2/1/35	116,849
24,600	FNMA Pool #763393, 5.50%, 2/1/34	27,117
5,416	FNMA Pool #769682, 5.00%, 3/1/34	5,922
70,653	FNMA Pool #769862, 5.50%, 2/1/34	77,881
1,390	FNMA Pool #778141, 5.00%, 5/1/34	1,521
982	FNMA Pool #789150, 5.00%, 10/1/34	1,079
13,110	FNMA Pool #797154, 5.50%, 11/1/34	14,451
34,797	FNMA Pool #801063, 5.50%, 11/1/34	38,357
29,603	FNMA Pool #803675, 5.50%, 12/1/34	32,899
29,059	FNMA Pool #804683, 5.50%, 12/1/34	32,036
188,808	FNMA Pool #815813, 2.49%, 2/1/35 (1)	201,449
180,190	FNMA Pool #919584, 6.00%, 6/1/37	200,469
491,493	FNMA Pool #932525, 5.00%, 2/1/40	539,001
500,000	FNMA Pool #974965, 5.00%, 4/1/38	544,317
30,497	FNMA Pool #AA2531, 4.50%, 3/1/39	32,519

4

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$424,685	FNMA Pool #AB2346, 4.50%, 2/1/41	$453,370
842,596	FNMA Pool #AB5231, 2.50%, 5/1/27	844,759
409,452	FNMA Pool #AB5716, 3.00%, 7/1/27	421,040
678,987	FNMA Pool #AB8144, 5.00%, 4/1/37	739,400
388,825	FNMA Pool #AB9386, 4.00%, 5/1/43	404,186
452,135	FNMA Pool #AC8908, 4.50%, 1/1/40	482,469
36,954	FNMA Pool #AD1035, 4.50%, 2/1/40	39,439
190,696	FNMA Pool #AD6374, 5.00%, 5/1/40	208,539
217,684	FNMA Pool #AD7136, 5.00%, 7/1/40	237,609
176,213	FNMA Pool #AD8536, 5.00%, 8/1/40	192,547
615,186	FNMA Pool #AE1853, 4.00%, 8/1/40	639,549
589,584	FNMA Pool #AH8932, 4.50%, 4/1/41	629,508
54,683	FNMA Pool #AI0620, 4.50%, 5/1/41	58,359
452,673	FNMA Pool #AI5011, 4.50%, 6/1/41	483,086
495,410	FNMA Pool #AJ5311, 4.50%, 11/1/41	528,483
264,722	FNMA Pool #AJ5888, 4.50%, 11/1/41	282,345
390,472	FNMA Pool #AJ9278, 3.50%, 12/1/41	393,113
635,887	FNMA Pool #AO7977, 3.00%, 6/1/27	653,890
422,085	FNMA Pool #AQ0287, 3.00%, 10/1/42	407,920
134,030	FNMA Pool #AR2174, 3.00%, 4/1/43	129,532
418,128	FNMA Pool #AR6394, 3.00%, 2/1/43	404,095
369,920	FNMA Pool #AT8849, 4.00%, 6/1/43	384,647
512,004	FNMA Pool #MA0641, 4.00%, 2/1/31	540,425
1,357,235	FNMA Pool #MA1107, 3.50%, 7/1/32	1,398,815
33,999	FNMA REMIC Trust Series 2003-38, Class TC, 5.00%, 3/25/23	35,507
222,652	FNMA REMIC Trust Series 2004-60, Class LB, 5.00%, 4/25/34	240,371
446,687	FNMA REMIC Trust Series 2009-88, Class MA, 4.50%, 10/25/39	477,853
185,058	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	181,371
241,617	GNMA, Series 2011-17, Class EP, 3.50%, 12/16/39	249,051
457,795	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	455,304
1,986	GNMA I Pool #429786, 6.00%, 12/15/33	2,286
41,824	GNMA I Pool #548880, 6.00%, 12/15/31	46,844
28,448	GNMA I Pool #551762, 6.00%, 4/15/32	31,870
3,152	GNMA I Pool #557681, 6.00%, 8/15/31	3,530
15,091	GNMA I Pool #582415, 6.00%, 11/15/32	17,375
64,557	GNMA I Pool #583008, 5.50%, 6/15/34	72,214
57,775	GNMA I Pool #605025, 6.00%, 2/15/34	65,571
18,387	GNMA I Pool #605245, 5.50%, 6/15/34	20,354
32,372	GNMA I Pool #610944, 5.50%, 4/15/34	35,835
51,035	GNMA I Pool #622603, 6.00%, 11/15/33	57,158
5,418	GNMA I Pool #626480, 6.00%, 2/15/34	6,165
38,284	GNMA II Pool #3645, 4.50%, 12/20/19	40,494
984,762	GNMA II Pool #5260, 4.50%, 12/20/41	1,061,518
248,135	GNMA II Pool #MA1520, 3.00%, 12/20/43	244,397

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $26,424,956) (31.5%)	26,636,945

Principal
Amount		Value
U.S. TREASURY OBLIGATIONS (13.3%)
	U.S. TREASURY NOTES & BONDS (13.3%)
$350,000	U.S. Treasury Bonds, 7.88%, 2/15/21	$476,984
589,205	U.S. Treasury Bonds, 2.00%, 1/15/26 (4)	670,911
100,000	U.S. Treasury Bonds, 6.00%, 2/15/26	131,484
250,000	U.S. Treasury Bonds, 4.38%, 5/15/40	288,711
350,000	U.S. Treasury Bonds, 3.75%, 8/15/41	364,656
250,000	U.S. Treasury Bonds, 2.88%, 5/15/43	218,203
650,000	U.S. Treasury Bonds, 3.63%, 8/15/43	657,922
700,000	U.S. Treasury Bonds, 3.75%, 11/15/43	724,719
150,000	U.S. Treasury Bonds, 3.63%, 2/15/44	151,734
150,000	U.S. Treasury Notes, 0.25%, 10/15/15	149,994
500,000	U.S. Treasury Notes, 1.38%, 11/30/15	508,867
100,000	U.S. Treasury Notes, 0.25%, 2/29/16 (3)	99,734
100,000	U.S. Treasury Notes, 1.50%, 6/30/16	102,094
350,000	U.S. Treasury Notes, 1.00%, 8/31/16	353,090
250,000	U.S. Treasury Notes, 0.88%, 12/31/16	250,586
200,000	U.S. Treasury Notes, 0.75%, 3/15/17	199,250
900,000	U.S. Treasury Notes, 0.75%, 12/31/17	882,492
500,000	U.S. Treasury Notes, 2.38%, 5/31/18	519,102
300,000	U.S. Treasury Notes, 1.38%, 12/31/18	296,156
700,000	U.S. Treasury Notes, 1.50%, 2/28/19	693,000
650,000	U.S. Treasury Notes, 1.50%, 3/31/19	642,485
800,000	U.S. Treasury Notes, 3.13%, 5/15/19	853,313
400,000	U.S. Treasury Notes, 2.63%, 8/15/20	411,344
300,000	U.S. Treasury Notes, 2.00%, 2/15/22	290,063
1,250,000	U.S. Treasury Notes, 2.75%, 2/15/24	1,252,735
		11,189,629
	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $11,389,230) (13.3%)	11,189,629
SHORT-TERM INVESTMENTS (0.8%)

	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (0.8%)
132,840	Joint Repurchase Agreement with Morgan Stanley, 0.06%, dated 03/31/14, due 04/01/14, delivery value $132,840 (collateralized by $135,498 U.S. Treasury Notes 0.250% - 1.500% due 07/15/15 - 06/30/16, with a value of $135,085)	132,840

5

March 31, 2014

Principal
Amount		Value
$336,528	Joint Repurchase Agreement with Barclays, 0.06%, dated 03/31/14, due 04/01/14, delivery value $336,529 (collateralized by $343,259 U.S. Treasury Inflation Indexed Bonds 3.875% due 04/15/29 and U.S. Treasury Inflation Indexed Notes 0.375% - 0.625% due 07/15/23 - 01/15/24, with a value of $339,547)	$336,528
212,544	Joint Repurchase Agreement with Citigroup, 0.05%, dated 03/31/14, due 04/01/14, delivery value $212,544 (collateralized by $216,795 U.S. Treasury Inflation Indexed Notes 0.125% - 0.375% due 04/15/17 - 07/15/23 and U.S. Treasury Notes 0.625% - 2.000% due 09/30/17 - 09/30/20, with a value of $216,751)	212,544
		681,912
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $681,912) (0.8%)	681,912
	TOTAL INVESTMENT SECURITIES (98.8%)
	(Cost $83,395,974)	$83,432,979
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)		1,014,170
NET ASSETS (5) (100%)		$84,447,149
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($84,447,149 ÷ 17,208,133 shares outstanding)		$4.91

(1)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	A portion or all of the security was held on loan. As of March 31, 2014, the market value of the securities on loan was $731,421.
(4)	Treasury Inflation Protected Security (TIPS).
(5)
For federal income tax purposes, the aggregate cost was $83,395,974, aggregate gross unrealized appreciation was $1,192,993, aggregate gross unrealized depreciation was $1,155,988 and the net unrealized  appreciation was $37,005.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

6

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$1,246,475	$-	$1,246,475
Commercial Mortgage-Backed Securities	-	6,934,092	-	6,934,092
Corporate Bonds & Notes	-	35,050,009	-	35,050,009
Foreign Government Obligations	-	685,588	-	685,588
Long-Term Municipal Securities	-	1,008,329	-	1,008,329
U.S. Government Agency Obligations	-	26,636,945	-	26,636,945
U.S. Treasury Obligations	-	11,189,629	-	11,189,629
Short-Term Investments	-	681,912	-	681,912

Total Investments in Securities	$-	$83,432,979	$-	$83,432,979

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2014